Convertible Debentures	12 Months Ended
Oct. 31, 2019
Convertible Debentures
Convertible Debentures

12.	Convertible Debentures

Transactions related to GR Unlimited’s convertible debentures during the year ended October 31, 2019, include the following:

	Face value	Carrying amount	Interest payable
Balance - October 31, 2018	$1,029,314	$931,099	$7,758
Issued during the period	1,105,127	1,105,127	-
Fair value of derivative liability	-	(232,925)	-
Issuance costs	(38,064)	(38,064)	-
Amortization of issuance costs	54,748	54,748	-
Interest accretion	-	147,693	-
Interest expense	-	-	126,901
Interest payments	-	-	(126,809)
Effects of foreign exchange	27,931	27,931	-
Balance - October 31, 2019	$2,179,056	$1,995,609	$7,850
Less: current portion	2,179,056	1,995,609	7,850
Balance - net of current portion	$-	$-	$-

Transactions related to GR Unlimited’s convertible debentures during the year ended October 31, 2018, include the following:

	Face value	Carrying amount	Interest payable
Balance - October 31, 2017	$-	$-	$-
Issued during the period	1,141,060	1,141,060	7,758
Fair value of conversion option	-	(132,000)	-
Interest expense	-	33,785	-
Less: issuance costs	(111,746)	(111,746)	-
Balance - October 31, 2018	$1,029,314	$931,099	$7,758
Less: current portion	-	-	7,758
Balance - net of current portion	$1,029,314	$931,099	$-

(i)	During the year ended October 31, 2019, the Company issued secured convertible debentures with aggregate principal of CAD$1,500,000 ($1,105,127). The convertible debentures bear interest at 2% quarterly payable on the last day of March, June, September, and December. The convertible debentures mature on August 10, 2020. The debentures will be secured by a general security agreement granting a security interest in the Company’s property and assets. The debentures can be converted by the holder into common shares of the Company at a conversion price of CAD$0.44 per share. If at any time while the debentures are outstanding, the Company issues securities at a price per security lower than CAD$0.44 per share, the conversion price for any unconverted portion of the convertible debentures will be reduced to such lower price per security. If within 90 days of the issuance of the convertible debentures, the Company fails to complete a Qualified Financing of not less than CAD$1,000,000, the conversion price of the convertible debentures will be adjusted to CAD$0.30. If any common shares of the company are issued or sold for a price less than $0.44 per common share the conversion price will be adjusted downward to the price of such issuance. The adjustment to the conversion price is considered a derivative as it changes in relation to the share price of the Company and does not meet the fixed for fixed criteria. In connection with the issuance of the convertible debentures, the Company paid issuance costs of $47,975. The Company also issued 3,409,091 warrants to the convertible debenture holders, as described in note 15(vi), the fair value of was estimated to be $Nil. Of the total debt issuance costs of $47,975, $10,165 has been allocated to the derivative liability and included as expenses in the statement of loss and comprehensive loss.

GR Unlimited has allocated the proceeds from the issuance of the convertible debentures as follows:

Convertible debentures, principal	872,202
Derivative liability	232,925
$1,105,127

The fair value of the derivative liability was calculated by way of a Monte Carlo simulation which utilized Geometric Brownian Motion to simulate share prices over the term of the convertible debenture. Estimates included in the Monte Carlo simulation included a market interest rate of 20% and share price volatility of 126.9%. The estimated fair value of the derivative liability upon initial recognition was estimated to be CAD$316,151 ($232,925).

As at October 31, 2019, the Company estimated the fair value of the derivative liability using the same methodologies as described above and an estimated market interest rate of 20% and a share price volatility of 105.4%. As at October 31, 2019, the estimated fair value of the derivative liability was CAD$164,053 ($124,660), and the change in the fair value since initial recognition of $121,811 has been included as income in the Company’s statement of loss and comprehensive loss. As at October 31, 2019, if the volatility, or discount rate used was increased by 10%, the impact would be an increase to the derivative of $5,000, with a corresponding increase to loss.

(ii)	During the period ended October 31, 2018, GR Unlimited issued a series of secured convertible debentures with aggregate principal of CAD$1,500,000 ($1,141,060). This series of convertible debentures bear interest at 2% quarterly payable on the last day of March, June, September, and December. The convertible debentures mature twenty four months from the effective date of the agreement or December 1, 2018 if a change in ownership has not occurred. The debentures are secured by a general security agreement granting a security interest in all of GR Unlimited’s property and assets. The debentures can be converted by the holder into common units of GR Unlimited at a conversion price of CAD$0.44 per share. In the event of a default, the Conversion Price shall be reduced to CAD$0.05 per share. In connection with the issuance of the convertible debentures, GR Unlimited incurred issuance costs of $111,746.

GR Unlimited has allocated the proceeds from the issuance of the convertible debentures as follows:

Convertible debentures, principal	1,009,060
Conversion option	132,000
$1,141,060

The value of the conversion option was calculated by subtracting the net present value of the debenture from the face value of the convertible debentures. The net present value of the debenture was calculated using a discount rate of 15% over a period of 24 months.

Upon close of the Transaction, these debentures were replaced by convertible debentures of the Company with similar terms.

As at October 31, 2019, the Company estimated the fair value of the derivative liability by way of a Monte Carlo simulation which utilized Geometric Brownian Motion to simulate share prices over the term of the convertible debenture. Estimates included in the Monte Carlo simulation included a market interest rate of 20% and share price volatility of 105.4%. As at October 31, 2019, the estimated fair value of the derivative liability was CAD$164,053 ($124,660). As at October 31, 2019, if the volatility, or discount rate used was increased by 10%, the impact would be an increase to the derivative of $5,000, with a corresponding increase to loss.